DERIVATIVE LIABILITY (Narrative) (Details) (USD $)	1 Months Ended	6 Months Ended
	Apr. 04, 2014	Jun. 30, 2014
DERIVATIVE LIABILITY [Abstract]
Purchase price of convertible debt	$ 500,000
Original Issue Discount, percentage	8.00%	8.00%
Debt Instrument, interest rate, percentage	12.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	70.00%
Project volitility rate	219.00%	104.00%
Note conversion discount rate	33.56%	24.75%
Automatic conversion of note duration	180 days
Debt Instrument Debt Default Percentage Of Time Occurring	0.00%
Debt Instrument Debt Default Percentage Of Time Occurring Monthly Increase	1.00%
Debt Instrument Debt Default Percentage Of Time Occurring Maximum	10.00%